Schedule of investments
Delaware Diversified Income Fund	(Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 3.13%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	3,399	$ 3,429
Series 2002-T19 A1 6.50% 7/25/42	41,025	42,523
Series 2004-T1 1A2 6.50% 1/25/44	10,770	11,183
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	9,827	9,765
Series 2003-W1 2A 5.272% 12/25/42 •	6,049	5,930
Series 2004-W11 1A2 6.50% 5/25/44	112,413	116,764
Fannie Mae REMICs
Series 2011-118 DC 4.00% 11/25/41	58,786	56,489
Series 2013-44 Z 3.00% 5/25/43	23,084	19,276
Series 2015-34 OK 0.903% 3/25/44 Ω, ^	54,453	53,938
Series 2017-40 GZ 3.50% 5/25/47	2,028,247	1,868,293

Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,319,314
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,837,918	1,645,775
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 5.556% (LIBOR01M + 1.05%) 12/25/29 •	1,597,120	1,596,570
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 6.556% (LIBOR01M + 2.05%) 11/25/49 #, •	102,571	102,571
Series 2020-DNA2 M2 144A 6.356% (LIBOR01M + 1.85%) 2/25/50 #, •	631,177	629,828
Series 2020-DNA6 M2 144A 6.31% (SOFR + 2.00%) 12/25/50 #, •	8,047,782	8,027,692
Series 2020-HQA2 M2 144A 7.606% (LIBOR01M + 3.10%) 3/25/50 #, •	1,637,306	1,673,076
Series 2021-DNA1 M2 144A 6.11% (SOFR + 1.80%) 1/25/51 #, •	16,085,521	15,834,706
Series 2021-DNA3 M2 144A 6.41% (SOFR + 2.10%) 10/25/33 #, •	6,770,000	6,734,051
Series 2021-DNA5 M2 144A 5.96% (SOFR + 1.65%) 1/25/34 #, •	7,543,172	7,463,260
Series 2021-HQA1 M2 144A 6.56% (SOFR + 2.25%) 8/25/33 #, •	19,600,000	19,057,437
Series 2021-HQA2 M2 144A 6.36% (SOFR + 2.05%) 12/25/33 #, •	13,430,000	12,842,928
Series 2022-DNA1 M2 144A 6.81% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,255,136
NQ-189 [1/23] 03/23 (2778498)    1

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2022-DNA2 M2 144A 8.06% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	$ 1,942,530
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	12,341	13,162
Series T-58 2A 6.50% 9/25/43 ♦	186,964	191,596
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	795,445
Series 2013-182 CZ 2.50% 12/20/43	1,260,183	1,127,815
Total Agency Collateralized Mortgage Obligations (cost $91,434,001)		89,440,482

Agency Commercial Mortgage-Backed Securities — 0.19%
FREMF Mortgage Trust
Series 2014-K37 B 144A 4.562% 1/25/47 #, •	4,550,000	4,489,452
Series 2015-K44 B 144A 3.719% 1/25/48 #, •	1,000,000	968,948
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	80,000	75,006
Total Agency Commercial Mortgage-Backed Securities (cost $5,970,592)		5,533,406

Agency Mortgage-Backed Securities — 21.81%
Fannie Mae 3.00% 2/1/57	125,540	114,479
Fannie Mae S.F. 15 yr
2.00% 3/1/36	2,547,297	2,321,144
2.50% 7/1/36	13,602,401	12,737,806
Fannie Mae S.F. 20 yr
2.00% 3/1/41	8,045,743	7,066,940
2.00% 5/1/41	7,567,463	6,646,900
3.00% 9/1/37	2,445,171	2,355,227
Fannie Mae S.F. 30 yr
2.00% 11/1/50	10,306,224	8,737,973
2.00% 12/1/50	5,682,658	4,802,126
2.00% 12/1/50	2,680,098	2,272,238
2.00% 1/1/51	2,690,124	2,300,627
2.00% 2/1/51	3,482,776	2,989,496
2.00% 2/1/51	4,041,364	3,433,899
2.00% 4/1/51	8,160,483	6,889,898
2.00% 8/1/51	3,764,909	3,191,858
2.00% 1/1/52	9,516,633	8,119,944
2.50% 9/1/50	7,457,996	6,659,653
2    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 10/1/50	5,661,166	$ 5,002,113
2.50% 6/1/51	10,105,468	9,030,600
2.50% 8/1/51	13,508,263	11,954,818
2.50% 8/1/51	5,554,537	4,916,136
3.00% 10/1/46	629,401	584,493
3.00% 4/1/47	5,212,832	4,824,738
3.00% 11/1/48	1,960,509	1,816,679
3.00% 12/1/49	12,239,815	11,302,528
3.00% 7/1/50	2,179,860	1,999,158
3.00% 8/1/50	1,931,063	1,771,833
3.00% 5/1/51	1,478,756	1,363,091
3.00% 7/1/51	12,034,083	11,072,132
3.00% 8/1/51	11,215,058	10,237,319
3.00% 12/1/51	1,679,323	1,543,238
3.50% 2/1/47	4,670,010	4,505,085
3.50% 7/1/47	4,982,468	4,808,627
3.50% 7/1/47	857,110	826,885
3.50% 1/1/48	2,250,318	2,152,482
3.50% 2/1/48	4,061,046	3,886,483
3.50% 12/1/49	739,386	709,515
3.50% 3/1/50	2,277,788	2,196,343
3.50% 8/1/50	5,468,854	5,230,836
3.50% 8/1/50	1,019,850	975,314
3.50% 1/1/52	18,060,066	16,962,646
3.50% 5/1/52	7,690,953	7,283,690
4.00% 3/1/47	4,628,402	4,561,401
4.00% 4/1/47	1,289,388	1,277,011
4.00% 10/1/48	6,782,665	6,719,238
4.00% 5/1/51	6,057,405	5,939,721
4.00% 9/1/52	991,849	957,844
4.50% 6/1/40	16,378	16,620
4.50% 7/1/40	20,936	20,439
4.50% 8/1/41	24,553	24,953
4.50% 4/1/44	180,809	183,206
4.50% 2/1/46	17,678	17,905
4.50% 5/1/46	387,551	393,850
4.50% 4/1/48	1,766,157	1,802,244
4.50% 9/1/48	23,186	23,250
4.50% 1/1/49	9,168,508	9,283,659
4.50% 1/1/49	2,907,274	2,923,479
4.50% 1/1/50	2,216,474	2,223,116
NQ-189 [1/23] 03/23 (2778498)    3

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 1/1/50	2,200,030	$ 2,235,798
4.50% 9/1/52	19,049,342	18,814,801
5.00% 7/1/47	282,269	290,081
5.00% 7/1/49	6,908,892	7,041,914
5.00% 7/1/52	8,119,198	8,174,185
5.00% 10/1/52	9,502,550	9,538,711
5.00% 10/1/52	13,922,292	14,162,611
5.50% 5/1/44	3,443,688	3,608,002
5.50% 5/1/44	4,683,080	4,912,343
5.50% 10/1/52	13,772,247	14,011,422
5.50% 10/1/52	5,964,016	6,078,592
5.50% 11/1/52	4,999,149	5,135,176
5.50% 11/1/52	4,871,811	5,004,368
5.50% 12/1/52	1,348,754	1,370,832
6.00% 6/1/41	3,751,170	3,923,779
6.00% 7/1/41	3,102,336	3,276,660
6.00% 7/1/41	7,322,576	7,731,319
6.00% 1/1/42	2,996,465	3,163,721
Fannie Mae S.F. 30 yr TBA
4.00% 2/1/53	9,628,000	9,297,037
5.50% 2/1/53	10,220,000	10,385,277
Freddie Mac S.F. 15 yr
2.00% 12/1/35	11,948,210	10,917,205
3.00% 3/1/35	24,542,972	23,536,421
Freddie Mac S.F. 20 yr
2.50% 6/1/41	15,882,574	14,423,871
3.00% 4/1/42	1,198,930	1,107,633
5.00% 11/1/42	7,413,285	7,520,509
Freddie Mac S.F. 30 yr
2.00% 2/1/52	8,267,179	6,957,742
2.00% 3/1/52	3,255,674	2,739,818
2.50% 10/1/50	6,767,168	6,012,057
2.50% 2/1/51	11,425,780	10,196,093
2.50% 10/1/51	17,248,851	15,249,596
3.00% 11/1/46	95,079	88,258
3.00% 1/1/47	4,830,000	4,471,826
3.00% 1/1/50	1,827,114	1,689,294
3.00% 5/1/51	14,865,588	13,859,067
3.00% 8/1/51	3,958,406	3,628,389
3.00% 8/1/52	14,401,682	13,208,711
3.50% 11/1/48	5,449,728	5,235,555
4    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.50% 4/1/52	5,641,961	$ 5,315,690
3.50% 4/1/52	14,424,873	13,567,309
4.00% 7/1/47	392,450	386,105
4.00% 9/1/52	16,111,732	15,569,300
4.50% 3/1/42	18,941	19,269
4.50% 1/1/49	7,259,278	7,297,942
4.50% 4/1/49	2,011,415	2,035,460
4.50% 8/1/49	4,516,602	4,572,855
5.00% 7/1/52	7,764,734	7,865,232
5.50% 9/1/41	5,429,008	5,708,057
5.50% 9/1/52	5,633,542	5,846,618
5.50% 9/1/52	5,415,885	5,526,603
5.50% 11/1/52	5,654,460	5,747,503
5.50% 11/1/52	6,783,253	6,926,090

GNMA I S.F. 30 yr 3.00% 3/15/50	1,068,532	981,958
GNMA II S.F. 30 yr
3.00% 8/20/50	1,849,724	1,732,231
5.00% 9/20/52	3,798,273	3,825,580
5.50% 5/20/37	303,611	319,029
5.50% 6/20/49	7,594,051	7,820,317
6.50% 6/20/39	1,337	1,422
Total Agency Mortgage-Backed Securities (cost $671,073,552)		624,028,170

Collateralized Debt Obligations — 1.66%
AMMC CLO 22 Series 2018-22A A 144A 5.848% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #, •	4,400,000	4,358,556
Apex Credit CLO Series 2018-1A A2 144A 5.848% (LIBOR03M + 1.03%) 4/25/31 #, •	11,200,000	10,976,605
Black Diamond CLO DAC Series 2017-2A A2 144A 6.108% (LIBOR03M + 1.30%, Floor 1.30%) 1/20/32 #, •	2,553,179	2,532,095
Catamaran CLO Series 2014-1A A1BR 144A 6.205% (LIBOR03M + 1.39%) 4/22/30 #, •	5,000,000	4,857,790
Man GLG US CLO Series 2018-1A A1R 144A 5.948% (LIBOR03M + 1.14%) 4/22/30 #, •	14,700,000	14,434,694
NQ-189 [1/23] 03/23 (2778498)    5

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Saranac CLO VII Series 2014-2A A1AR 144A 5.905% (LIBOR03M + 1.23%) 11/20/29 #, •	181,244	$ 179,838
Signal Peak CLO 5 Series 2018-5A A 144A 5.928% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	8,400,000	8,319,125
Venture 42 CLO Series 2021-42A A1A 144A 5.922% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	300,000	290,527
Zais CLO 17 Series 2021-17A A1A 144A 6.138% (LIBOR03M + 1.33%, Floor 1.33%) 10/20/33 #, •	1,500,000	1,483,513
Total Collateralized Debt Obligations (cost $48,196,923)		47,432,743

Convertible Bonds — 0.63%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	8,044,000	7,577,448
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	245,000	240,705
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	6,269,000	6,073,094
Spirit Airlines 1.00% exercise price $43.36, maturity date 5/15/26	4,927,000	4,057,384
Total Convertible Bonds (cost $18,693,173)		17,948,631

Corporate Bonds — 38.30%
Banking — 0.14%
Access Bank
144A 6.125% 9/21/26 #	635,000	557,435
144A 9.125% 10/7/26 #, μ, ψ	735,000	611,446

Akbank TAS 144A 6.80% 2/6/26 #	955,000	918,347
Banco Continental 144A 2.75% 12/10/25 #	1,490,000	1,333,528
Banco de Bogota 144A 4.375% 8/3/27 #	690,000	642,661
		4,063,417
Basic Industry — 2.16%
AngloGold Ashanti Holdings 3.375% 11/1/28	1,285,000	1,155,806
Antofagasta 144A 5.625% 5/13/32 #, *	570,000	572,423
Braskem Netherlands Finance 144A 4.50% 1/31/30 #	560,000	493,727
6    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Celanese US Holdings
6.05% 3/15/25	4,800,000	$ 4,838,770
6.165% 7/15/27	1,050,000	1,064,260

Corp Nacional del Cobre de Chile 144A 4.25% 7/17/42 #	400,000	344,177
CSN Resources
144A 5.875% 4/8/32 #, *	875,000	796,225
144A 7.625% 4/17/26 #	570,000	579,961
First Quantum Minerals
144A 6.875% 10/15/27 #	555,000	538,727
144A 7.50% 4/1/25 #	620,000	611,279

FMG Resources August 2006 Pty 144A 6.125% 4/15/32 #, *	4,350,000	4,245,709
Freeport Indonesia 144A 5.315% 4/14/32 #	745,000	711,565
Georgia-Pacific 8.00% 1/15/24	11,171,000	11,479,493
ICL Group 144A 6.375% 5/31/38 #	657,000	659,230
Indika Energy Capital IV 144A 8.25% 10/22/25 #	1,055,000	1,059,618
Methanex 5.25% 12/15/29 *	3,585,000	3,300,853
Metinvest 144A 7.75% 10/17/29 #	1,410,000	714,016
Newmont
2.25% 10/1/30	5,370,000	4,485,065
2.60% 7/15/32	3,230,000	2,706,869
2.80% 10/1/29	11,440,000	10,078,094

Novelis 144A 4.75% 1/30/30 #	1,775,000	1,609,064
OCP 144A 3.75% 6/23/31 #	350,000	296,739
Sasol Financing USA 6.50% 9/27/28	850,000	821,287
Sherwin-Williams 3.30% 5/15/50	7,980,000	5,839,163
Stillwater Mining 144A 4.50% 11/16/29 #	850,000	732,861
Vale Overseas 3.75% 7/8/30	1,045,000	936,389
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	780,000	627,116
Volcan Cia Minera 144A 4.375% 2/11/26 #	577,000	510,541
		61,809,027
Brokerage — 0.49%
Charles Schwab 5.375% 6/1/25 μ, ψ	6,935,000	6,915,582
Jefferies Financial Group
2.625% 10/15/31	4,525,000	3,720,069
6.50% 1/20/43	2,615,000	2,753,950

XP 144A 3.25% 7/1/26 #	540,000	485,705
		13,875,306
NQ-189 [1/23] 03/23 (2778498)    7

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 1.45%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		5,447,000	$ 4,786,551
Ashtead Capital 144A 2.45% 8/12/31 #		1,570,000	1,267,344
Boeing
3.25% 2/1/28		5,405,000	5,049,283
3.75% 2/1/50		9,140,000	7,042,351

Cemex 144A 7.375% 6/5/27 #		790,000	813,100
GCC 144A 3.614% 4/20/32 #		910,000	774,817
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	2,400,000	1,993,092
0.625% 4/6/30	EUR	2,300,000	2,006,375

SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		1,130,000	973,422
Standard Industries 144A 3.375% 1/15/31 #		4,196,000	3,337,867
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #		1,340,000	250,205
Teledyne Technologies
2.25% 4/1/28		5,455,000	4,853,837
2.75% 4/1/31		5,315,000	4,522,583

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		940,000	917,003
UltraTech Cement 144A 2.80% 2/16/31 #		1,035,000	852,802
United Rentals North America 3.875% 2/15/31		2,426,000	2,138,356
			41,578,988
Communications — 5.24%
Altice Financing 144A 5.00% 1/15/28 #		815,000	693,985
Altice France 144A 5.50% 10/15/29 #		3,690,000	2,922,317
America Movil 4.70% 7/21/32		970,000	957,754
AT&T
3.50% 6/1/41		5,059,000	4,066,690
3.50% 9/15/53		8,050,000	5,948,679

Axian Telecom 144A 7.375% 2/16/27 #		840,000	778,050
CCO Holdings 144A 4.25% 1/15/34 #		8,000,000	6,248,200
Cellnex Finance 144A 3.875% 7/7/41 #		8,368,000	6,186,774
Charter Communications Operating
3.85% 4/1/61		7,370,000	4,686,184
4.40% 12/1/61		9,909,000	6,963,791

Comcast 3.20% 7/15/36		5,285,000	4,537,251
Connect Finco 144A 6.75% 10/1/26 #		5,240,000	5,017,195
Crown Castle
1.05% 7/15/26		4,160,000	3,672,604
8    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Crown Castle
2.10% 4/1/31	7,830,000	$ 6,416,726
CSC Holdings
144A 4.625% 12/1/30 #	2,580,000	1,528,566
144A 5.50% 4/15/27 #	200,000	176,400

CT Trust 144A 5.125% 2/3/32 #	1,070,000	934,185
Discovery Communications 4.00% 9/15/55	18,950,000	13,061,718
Frontier Communications Holdings 144A 5.875% 10/15/27 #	3,255,000	3,112,463
IHS Holding 144A 5.625% 11/29/26 #	1,525,000	1,294,725
Liberty Costa Rica Senior Secured Finance 144A 10.875% 1/15/31 #	1,600,000	1,564,288
Sprint Spectrum 144A 4.738% 9/20/29 #	1,918,125	1,903,304
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #, *	1,375,000	1,098,880
Time Warner Cable 7.30% 7/1/38	10,225,000	10,980,647
Time Warner Cable Enterprises 8.375% 3/15/23	5,655,000	5,678,481
T-Mobile USA
3.00% 2/15/41	15,295,000	11,423,005
3.75% 4/15/27	5,850,000	5,630,054

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,095,000	958,125
Verizon Communications
2.355% 3/15/32	4,320,000	3,561,288
2.875% 11/20/50	2,755,000	1,876,807
3.40% 3/22/41	5,315,000	4,284,864
4.50% 8/10/33	14,895,000	14,576,916

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	5,310,000	4,441,072
Warnermedia Holdings 144A 5.141% 3/15/52 #	3,285,000	2,732,777
		149,914,765
Consumer Cyclical — 1.42%
Alibaba Group Holding 2.70% 2/9/41	820,000	569,981
Alsea 144A 7.75% 12/14/26 #	875,000	884,905
Amazon.com 2.50% 6/3/50	3,585,000	2,432,655
Aptiv 3.10% 12/1/51	10,966,000	7,122,030
Arcos Dorados 144A 6.125% 5/27/29 #	690,000	678,153
Carnival
144A 4.00% 8/1/28 #	1,510,000	1,306,980
144A 7.625% 3/1/26 #, *	5,634,000	5,134,180
Ford Motor Credit
2.30% 2/10/25	915,000	849,584
NQ-189 [1/23] 03/23 (2778498)    9

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
2.90% 2/16/28	2,020,000	$ 1,740,242
2.90% 2/10/29	1,330,000	1,111,161
4.542% 8/1/26	3,657,000	3,475,978

Future Retail 144A 5.60% 1/22/25 #	1,295,000	44,030
JD.com 3.875% 4/29/26	935,000	908,342
Kia 144A 2.375% 2/14/25 #	915,000	860,214
MGM China Holdings
144A 4.75% 2/1/27 #, *	1,170,000	1,053,314
144A 5.25% 6/18/25 #	455,000	432,718

Nemak 144A 3.625% 6/28/31 #	940,000	759,825
Royal Caribbean Cruises 144A 5.50% 4/1/28 #, *	3,305,000	2,846,663
Sands China
3.75% 8/8/31	1,005,000	841,671
4.30% 1/8/26	1,135,000	1,077,833

Studio City Finance 144A 6.50% 1/15/28 #	1,560,000	1,411,800
VICI Properties 4.95% 2/15/30	5,195,000	5,030,782
		40,573,041
Consumer Non-Cyclical — 3.04%
Bausch Health 144A 14.00% 10/15/30 #	486,000	305,801
Baxter International 3.132% 12/1/51	5,234,000	3,602,654
Central American Bottling 144A 5.25% 4/27/29 #	1,105,000	1,062,778
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #	705,000	610,794
Coca-Cola Icecek 144A 4.50% 1/20/29 #	1,130,000	991,824
CVS Health
2.70% 8/21/40	10,910,000	7,886,437
4.78% 3/25/38	15,679,000	15,023,785
5.05% 3/25/48	2,860,000	2,722,295
GE HealthCare Technologies
144A 5.60% 11/15/25 #	1,615,000	1,642,427
144A 5.65% 11/15/27 #	1,615,000	1,674,279

Indofood CBP Sukses Makmur Tbk Pt 3.541% 4/27/32	850,000	720,375
InRetail Consumer 144A 3.25% 3/22/28 #	1,210,000	1,046,233
JBS USA LUX 144A 3.00% 2/2/29 #	3,868,000	3,324,875
MHP Lux 144A 6.25% 9/19/29 #	960,000	468,720
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	114,561
Regeneron Pharmaceuticals 2.80% 9/15/50	3,635,000	2,435,721
Royalty Pharma
1.75% 9/2/27	7,435,000	6,466,199
10    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Royalty Pharma
3.35% 9/2/51	5,154,000	$ 3,476,516
3.55% 9/2/50	3,376,000	2,383,332
Takeda Pharmaceutical
3.025% 7/9/40	2,810,000	2,199,476
3.175% 7/9/50	12,660,000	9,351,433
Tenet Healthcare
4.25% 6/1/29	4,760,000	4,245,325
6.125% 10/1/28	3,395,000	3,178,399
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29 *	600,000	554,064
6.75% 3/1/28 *	640,000	644,480
Viatris
2.70% 6/22/30	5,270,000	4,347,147
4.00% 6/22/50	8,074,000	5,605,126

Zoetis 5.40% 11/14/25	930,000	951,226
		87,036,282
Electric — 4.47%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	1,055,000	945,313
AES Andes 144A 7.125% 3/26/79 #, μ	800,000	775,588
Alfa Desarrollo 144A 4.55% 9/27/51 #	931,591	748,185
Appalachian Power 4.50% 8/1/32	7,755,000	7,548,467
Berkshire Hathaway Energy 2.85% 5/15/51	9,875,000	6,998,981
Calpine
144A 4.50% 2/15/28 #	1,270,000	1,173,760
144A 5.00% 2/1/31 #	4,275,000	3,668,566
144A 5.125% 3/15/28 #, *	1,268,000	1,149,646

Cikarang Listrindo 144A 4.95% 9/14/26 #	1,154,000	1,093,292
Duke Energy 4.875% 9/16/24 μ, ψ	5,585,000	5,395,023
Duke Energy Carolinas 4.95% 1/15/33	1,650,000	1,695,241
Enel Finance America 144A 2.875% 7/12/41 #	6,725,000	4,384,343
Energo-Pro 144A 8.50% 2/4/27 #	1,020,000	974,100
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,269,831
Entergy Louisiana 4.95% 1/15/45	685,000	644,413
Entergy Mississippi 3.85% 6/1/49	4,545,000	3,729,016
Entergy Texas 3.55% 9/30/49	2,160,000	1,697,810
Evergy Kansas Central 3.45% 4/15/50	3,230,000	2,514,087
Greenko Power II 144A 4.30% 12/13/28 #	816,525	705,845
Indianapolis Power & Light 144A 5.65% 12/1/32 #	2,410,000	2,565,706
NQ-189 [1/23] 03/23 (2778498)    11

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

JSW Hydro Energy 144A 4.125% 5/18/31 #, *	911,550	$ 776,815
Louisville Gas and Electric 4.25% 4/1/49	8,025,000	7,144,319
Minejesa Capital 144A 5.625% 8/10/37 #, *	645,000	560,273
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	659,000	589,805
Nevada Power 5.90% 5/1/53	3,665,000	4,192,440
NextEra Energy Capital Holdings
3.00% 1/15/52	2,970,000	2,096,128
5.00% 7/15/32	3,110,000	3,165,206
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,361,050
5.05% 10/1/48	3,280,000	3,023,531

Oryx Funding 144A 5.80% 2/3/31 #	1,250,000	1,233,175
Pacific Gas and Electric
2.10% 8/1/27	1,370,000	1,202,781
3.25% 6/1/31	1,150,000	977,253
3.30% 8/1/40	13,248,000	9,524,256
4.95% 7/1/50	1,352,000	1,130,550

PacifiCorp 5.35% 12/1/53	1,325,000	1,416,939
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	770,162
144A 5.25% 5/15/47 #	870,000	756,168

PG&E 5.25% 7/1/30 *	3,570,000	3,288,898
Southern 5.70% 10/15/32	1,830,000	1,952,992
Southern California Edison
3.45% 2/1/52	2,173,000	1,659,191
3.65% 2/1/50	9,065,000	7,138,518
4.00% 4/1/47	1,720,000	1,446,294
4.875% 3/1/49	7,525,000	7,161,181

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	739,921	621,268
UEP Penonome II 144A 6.50% 10/1/38 #	729,390	552,279
Vistra Operations 144A 5.125% 5/13/25 #	11,760,000	11,547,927
		127,966,612
Energy — 4.07%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	472,781
BP Capital Markets 4.875% 3/22/30 μ, ψ	8,350,000	7,822,906
Canacol Energy 144A 5.75% 11/24/28 #	695,000	616,080
CNX Resources 144A 6.00% 1/15/29 #, *	6,370,000	5,857,451
12    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	4,821,000	$ 4,579,552
EIG Pearl Holdings 144A 4.387% 11/30/46 #	770,000	612,150
Energean Israel Finance 144A 4.875% 3/30/26 #	755,000	707,813
Energy Transfer
5.25% 4/15/29	1,975,000	1,995,342
5.75% 2/15/33	1,295,000	1,332,471
6.25% 4/15/49	11,420,000	11,617,912
6.50% 11/15/26 μ, ψ	9,375,000	8,816,062
Enterprise Products Operating
3.20% 2/15/52	14,770,000	10,592,091
3.30% 2/15/53	1,540,000	1,118,473
5.35% 1/31/33	630,000	655,354
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #	554,796	480,112
144A 2.94% 9/30/40 #	1,024,522	839,886

Geopark 144A 5.50% 1/17/27 #	770,000	684,410
Guara Norte 144A 5.198% 6/15/34 #	1,170,082	1,060,563
Kinder Morgan 5.20% 6/1/33	2,220,000	2,214,556
Kosmos Energy 144A 7.75% 5/1/27 #	1,345,000	1,198,725
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	695,701	607,758
Murphy Oil 5.875% 12/1/27	5,278,000	5,165,790
NuStar Logistics
5.625% 4/28/27	665,000	639,123
6.375% 10/1/30	6,373,000	6,146,695

ONEOK 7.50% 9/1/23	8,310,000	8,385,398
PDC Energy 5.75% 5/15/26	3,395,000	3,287,752
Petroleos Mexicanos 6.75% 9/21/47	1,319,000	916,897
Petronas Capital
144A 2.48% 1/28/32 #	800,000	679,399
144A 3.50% 4/21/30 #	600,000	562,509

SA Global Sukuk 144A 2.694% 6/17/31 #	370,000	328,014
Saudi Arabian Oil 144A 3.50% 11/24/70 #	210,000	147,675
Southwestern Energy 7.75% 10/1/27 *	6,035,000	6,300,631
Targa Resources Partners 5.00% 1/15/28	4,110,000	4,013,641
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	615,000	552,847
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	7,605,000	6,635,867
Thaioil Treasury Center 144A 2.50% 6/18/30 #	1,010,000	825,571
NQ-189 [1/23] 03/23 (2778498)    13

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	865,000	$ 818,234
Tullow Oil 144A 10.25% 5/15/26 #	815,000	704,021
Valero Energy 3.65% 12/1/51	6,905,000	5,291,641
YPF 144A 6.95% 7/21/27 #	1,475,000	1,176,853
		116,461,006
Finance Companies — 1.72%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,235,807
3.00% 10/29/28	9,365,000	8,260,546
4.50% 9/15/23	1,235,000	1,228,349
6.50% 7/15/25	3,600,000	3,667,595
Air Lease
2.875% 1/15/32	6,310,000	5,188,107
3.00% 2/1/30	14,315,000	12,341,312
4.125% 12/15/26 μ, ψ	1,925,000	1,508,238
4.625% 10/1/28	5,320,000	5,143,948
5.85% 12/15/27	1,620,000	1,654,370

Aviation Capital Group 144A 3.50% 11/1/27 #	7,135,000	6,394,595
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	710,000	682,602
		49,305,469
Financials — 7.05%
Agile Group Holdings 5.50% 5/17/26	835,000	476,033
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	980,000	917,087
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	1,265,000	995,341
Banco Industrial 144A 4.875% 1/29/31 #, μ	555,000	519,761
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	520,000	535,184
Bancolombia 7.139% 10/18/27 μ	665,000	662,360
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	1,320,000	1,167,770
Bank Leumi Le-Israel 144A 5.125% 7/27/27 #	760,000	761,273
Bank of America
2.482% 9/21/36 μ	19,440,000	15,186,538
2.676% 6/19/41 μ	3,645,000	2,690,311
6.204% 11/10/28 μ	7,735,000	8,162,014
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	6,728,000	6,593,254
5.802% 10/25/28 μ	1,335,000	1,404,380

Barclays 7.385% 11/2/28 μ	2,850,000	3,093,200
14    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)

BBVA Bancomer 144A 5.875% 9/13/34 #, μ		1,000,000	$ 964,590
BPCE 144A 5.125% 1/18/28 #		2,555,000	2,573,362
China Evergrande Group 10.00% 4/11/23		1,510,000	162,752
CIFI Holdings Group
5.25% 5/13/26		300,000	94,484
6.45% 11/7/24		1,170,000	377,769

Citigroup 5.61% 9/29/26 μ		6,705,000	6,814,876
Citizens Bank 6.064% 10/24/25 μ		4,740,000	4,810,389
Country Garden Holdings
4.20% 2/6/26		613,000	424,654
7.25% 4/8/26		615,000	472,012

Credit Agricole 144A 5.301% 7/12/28 #		2,055,000	2,099,079
Credit Suisse 7.95% 1/9/25		1,425,000	1,460,330
Credit Suisse Group
144A 2.593% 9/11/25 #, μ		2,760,000	2,524,959
144A 6.442% 8/11/28 #, μ		5,220,000	5,051,664

Deutsche Bank 6.72% 1/18/29 μ		635,000	668,644
Fifth Third Bancorp 6.361% 10/27/28 μ		957,000	1,013,261
Fifth Third Bank 5.852% 10/27/25 μ		5,875,000	5,969,230
GLP Pte 3.875% 6/4/25		695,000	615,075
Hana Bank 144A 1.25% 12/16/26 #		740,000	641,351
Huntington National Bank
4.552% 5/17/28 μ		3,207,000	3,162,163
5.65% 1/10/30		1,885,000	1,963,013

ICICI Bank 144A 4.00% 3/18/26 #		545,000	525,135
Inversiones La Construccion 144A 4.75% 2/7/32 #		1,125,000	940,702
Itau Unibanco Holding 144A 3.875% 4/15/31 #, μ		830,000	764,501
JPMorgan Chase & Co.
3.109% 4/22/51 μ		1,215,000	890,867
4.851% 7/25/28 μ		10,385,000	10,388,556

KeyCorp 4.789% 6/1/33 *, μ		5,986,000	5,862,937
MAF Global Securities 7.875% 6/30/27 μ, ψ		760,000	792,717
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	4,161,818
2.484% 9/16/36 μ		14,988,000	11,628,659
5.123% 2/1/29 μ		580,000	586,762
6.138% 10/16/26 μ		2,120,000	2,184,666
6.296% 10/18/28 μ		3,405,000	3,602,018
6.342% 10/18/33 μ		1,930,000	2,123,513

NBK SPC 144A 1.625% 9/15/27 #, μ		1,780,000	1,595,147
NQ-189 [1/23] 03/23 (2778498)    15

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)

PNC Bank 4.05% 7/26/28		6,875,000	$ 6,654,787
PNC Financial Services Group 5.671% 10/28/25 μ		2,775,000	2,812,966
Shinhan Bank 3.875% 3/24/26		775,000	730,540
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ		545,000	516,652
Standard Chartered 144A 6.301% 1/9/29 #, μ		835,000	870,961
State Street
5.751% 11/4/26 μ		720,000	739,781
5.82% 11/4/28 μ		515,000	541,265
SVB Financial Group
1.80% 2/2/31		2,130,000	1,627,369
4.00% 5/15/26 μ, ψ		6,135,000	4,919,463
4.57% 4/29/33 μ		9,670,000	8,909,800

Toronto-Dominion Bank 4.108% 6/8/27 *		6,445,000	6,343,574
Truist Bank 2.636% 9/17/29 μ		15,293,000	14,423,318
Truist Financial
4.95% 9/1/25 μ, ψ		4,255,000	4,223,087
5.122% 1/26/34 μ		875,000	887,424
6.123% 10/28/33 μ		1,676,000	1,827,741

UBS Group 0.25% 11/5/28 μ	EUR	2,350,000	2,157,071
US Bancorp
2.491% 11/3/36 μ		8,005,000	6,404,231
4.653% 2/1/29 μ		2,215,000	2,214,877
4.839% 2/1/34 μ		1,760,000	1,751,706
5.727% 10/21/26 μ		1,985,000	2,040,232
			201,673,006
Industrials — 0.05%
Bidvest Group 144A 3.625% 9/23/26 #		1,165,000	1,073,722
West China Cement 4.95% 7/8/26		470,000	418,935
			1,492,657
Insurance — 1.45%
AIA Group 144A 3.375% 4/7/30 #		690,000	636,627
Aon
2.90% 8/23/51		6,525,000	4,502,939
5.00% 9/12/32		4,930,000	5,041,214
Athene Holding
3.45% 5/15/52		5,435,000	3,663,444
3.95% 5/25/51		2,420,000	1,781,147

Berkshire Hathaway Finance 3.85% 3/15/52		7,890,000	6,821,890
16    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Brighthouse Financial
3.85% 12/22/51	2,993,000	$ 2,109,344
4.70% 6/22/47	1,678,000	1,367,190

Elevance Health 5.125% 2/15/53	2,812,000	2,829,866
Humana
5.75% 3/1/28	2,576,000	2,690,971
5.875% 3/1/33	685,000	734,033
MetLife
3.85% 9/15/25 μ, ψ	4,280,000	4,084,024
6.40% 12/15/66	45,000	45,895

Prudential Financial 3.70% 3/13/51	4,795,000	3,968,499
Sagicor Financial 144A 5.30% 5/13/28 #	1,300,000	1,264,250
		41,541,333
Natural Gas — 0.49%
Atmos Energy
2.85% 2/15/52	2,145,000	1,504,393
5.75% 10/15/52	3,820,000	4,300,979

ENN Energy Holdings 144A 2.625% 9/17/30 #	1,065,000	894,672
Medco Laurel Tree 144A 6.95% 11/12/28 #	1,140,000	1,087,143
Sempra Energy 4.875% 10/15/25 μ, ψ	1,810,000	1,742,125
Southern Co. Gas Capital 5.15% 9/15/32	4,274,000	4,363,717
		13,893,029
No Match To Sector File or Replacements File — 0.51%
Banco del Estado de Chile 144A 2.704% 1/9/25 #	425,000	407,172
CIMB Bank 144A 2.125% 7/20/27 #	965,000	864,368
Consorcio Transmantaro 144A 5.20% 4/11/38 #	650,000	604,487
Corp Nacional del Cobre de Chile 144A 3.70% 1/30/50 #	450,000	348,516
Ecopetrol 5.875% 11/2/51	720,000	497,544
Emirates NBD Bank PJSC
2.625% 2/18/25	510,000	487,898
6.125% 4/9/26 μ, ψ	740,000	742,856

First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ	730,000	704,487
Freeport Indonesia 144A 6.20% 4/14/52 #	450,000	417,375
Huarong Finance 2019 3.875% 11/13/29	770,000	627,924
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	369,109
KazMunayGas National Co. JSC
144A 4.75% 4/19/27 #	280,000	260,806
144A 5.375% 4/24/30 #	700,000	648,016

KazTransGas JSC 144A 4.375% 9/26/27 #	1,820,000	1,674,436
NQ-189 [1/23] 03/23 (2778498)    17

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
No Match To Sector File or Replacements File (continued)

MDGH GMTN RSC 144A 5.50% 4/28/33 #	750,000	$ 802,390
MEGlobal Canada 144A 5.00% 5/18/25 #	665,000	660,855
OCP 144A 6.875% 4/25/44 #	430,000	418,874
Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	666,848
Petroleos Mexicanos 7.69% 1/23/50	465,000	347,823
QNB Finance 2.625% 5/12/25	1,075,000	1,022,486
Saudi Arabian Oil 144A 4.25% 4/16/39 #	1,442,000	1,331,110
Uzbekneftegaz JSC
144A 4.75% 11/16/28 #	420,000	354,493
4.75% 11/16/28	350,000	295,411
		14,555,284
Real Estate — 0.51%
American Homes 4 Rent 3.625% 4/15/32	4,070,000	3,621,499
American Tower Trust #1 Series 13 2A 144A 3.07% 3/15/48 #	10,355,000	10,310,639
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	895,000	698,852
		14,630,990
Real Estate Investment Trusts — 0.03%
Trust Fibra Uno 144A 4.869% 1/15/30 #	845,000	776,885
		776,885
Technology — 1.68%
Autodesk 2.40% 12/15/31	6,390,000	5,362,570
Broadcom 144A 3.469% 4/15/34 #	8,477,000	7,034,874
Broadridge Financial Solutions 2.60% 5/1/31	7,647,000	6,500,384
CA Magnum Holdings 144A 5.375% 10/31/26 #	720,000	671,400
CDW
2.67% 12/1/26	1,425,000	1,282,992
3.276% 12/1/28	10,765,000	9,480,843

Entegris Escrow 144A 4.75% 4/15/29 #	3,030,000	2,844,242
Iron Mountain 144A 5.25% 7/15/30 #	2,410,000	2,183,990
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	7,560,000	6,564,926
Lenovo Group 144A 6.536% 7/27/32 #	805,000	829,800
Oracle
5.80% 11/10/25	635,000	653,072
6.15% 11/9/29	1,355,000	1,449,010
SK Hynix
144A 1.50% 1/19/26 #	585,000	515,910
144A 6.50% 1/17/33 #	800,000	812,033
18    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Tencent Holdings
144A 2.88% 4/22/31 #, *		580,000	$ 501,848
144A 3.68% 4/22/41 #, *		645,000	511,678

TSMC Global 144A 4.625% 7/22/32 #		975,000	990,746
			48,190,318
Transportation — 2.08%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	4,300,000	4,225,404
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		1,105,301	991,077
Azul Investments
144A 5.875% 10/26/24 #		860,000	648,739
144A 7.25% 6/15/26 #		800,000	484,130

Burlington Northern Santa Fe 2.875% 6/15/52		3,840,000	2,778,662
DAE Funding 144A 1.55% 8/1/24 #		500,000	472,323
Delta Air Lines
144A 7.00% 5/1/25 #		11,265,000	11,598,168
7.375% 1/15/26 *		2,635,000	2,746,062

Grupo Aeromexico 144A 8.50% 3/17/27 #		5,985,000	5,428,911
International Container Terminal Services 4.75% 6/17/30		1,670,000	1,622,188
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #		607,747	539,391
Mileage Plus Holdings 144A 6.50% 6/20/27 #		10,152,000	10,268,900
Rutas 2 and 7 Finance 144A 2.981% 9/30/36 #, ^		1,484,000	978,216
United Airlines
144A 4.375% 4/15/26 #		5,365,000	5,099,566
144A 4.625% 4/15/29 #		12,586,000	11,499,516
			59,381,253
Unknown Custom SOI Sector — 0.04%
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ		1,025,000	1,060,875
			1,060,875
Utilities — 0.21%
Bausch Health 144A 11.00% 9/30/28 #		0	0
Ecopetrol 8.875% 1/13/33		970,000	996,350
Israel Electric 144A 3.75% 2/22/32 #		905,000	809,388
Misc Capital Two Labuan 144A 3.75% 4/6/27 #		1,345,000	1,245,692
Natura & Co. Luxembourg Holdings 144A 6.00% 4/19/29 #, *		455,000	402,117
OCP 144A 5.125% 6/23/51 #		595,000	469,360
Petrobras Global Finance 6.75% 6/3/50		610,000	543,909
NQ-189 [1/23] 03/23 (2778498)    19

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
PTTEP Treasury Center 144A 2.587% 6/10/27 #	905,000	$ 827,383
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	725,000	637,028
		5,931,227
Total Corporate Bonds (cost $1,216,723,186)		1,095,710,770

Municipal Bonds — 0.40%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24 ^	435,895	408,407
Series A-1 4.00% 7/1/35	951,451	866,677
Series A-1 4.00% 7/1/37	1,010,652	897,156
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	9,962,226	8,418,081
South Carolina Public Service Authority
(Santee Cooper) Series D 4.77% 12/1/45	820,000	752,309
Total Municipal Bonds (cost $12,748,597)		11,342,630

Non-Agency Asset-Backed Securities — 1.72%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.704% 11/25/36	1,381,318	1,351,264
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,470	1,395
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	4,450,000	4,000,600
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	11,928,741
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	21,742,725	18,954,177
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	680,000	624,407
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	1,020,000	996,102
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	1,779,451	1,690,259
PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	4,950,000	4,688,174
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	122,463	120,638
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	64,922	64,142
20    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	$ 2,392,013
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	474,081	458,843

UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	1,875,627	1,858,070
Total Non-Agency Asset-Backed Securities (cost $54,930,654)		49,128,825

Non-Agency Collateralized Mortgage Obligations — 2.47%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.675% 1/25/45 #, •	798,878	753,565
Series 2015-1 B2 144A 3.675% 1/25/45 #, •	451,715	424,987

Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	130,013	110,964
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 6.906% (LIBOR01M + 2.40%) 4/25/31 #, •	177,835	178,056
Series 2019-R01 2M2 144A 6.956% (LIBOR01M + 2.45%) 7/25/31 #, •	207,301	207,559
Series 2022-R01 1M2 144A 6.21% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,800,962
Series 2022-R02 2M2 144A 7.31% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,138,136

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,827,390	2,499,780
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	5,927,906	5,241,039
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	5,700,684	4,758,959
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.416% 6/25/29 #, •	546,605	477,174
Series 2014-2 B2 144A 3.416% 6/25/29 #, •	216,947	188,719
Series 2015-1 B2 144A 5.172% 12/25/44 #, •	1,561,421	1,469,548
Series 2015-4 B1 144A 3.548% 6/25/45 #, •	1,515,142	1,355,295
Series 2015-4 B2 144A 3.548% 6/25/45 #, •	1,103,006	984,189
Series 2015-5 B2 144A 5.339% 5/25/45 #, •	1,508,860	1,434,810
Series 2015-6 B1 144A 3.532% 10/25/45 #, •	1,046,906	967,844
Series 2015-6 B2 144A 3.532% 10/25/45 #, •	966,568	892,388
Series 2016-4 B1 144A 3.821% 10/25/46 #, •	967,840	868,136
Series 2016-4 B2 144A 3.821% 10/25/46 #, •	1,669,165	1,481,415
Series 2017-1 B3 144A 3.449% 1/25/47 #, •	2,897,016	2,444,294
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	244,888	220,557
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	243,934	223,257
NQ-189 [1/23] 03/23 (2778498)    21

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	2,412,795	$ 2,097,551
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	1,070,079	942,715
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,951,530	1,629,147
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,805,153	3,186,073
Series 2021-11 A3 144A 2.50% 1/25/52 #, •	9,485,594	7,918,622
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	3,411,809	2,854,593
Series 2021-13 B1 144A 3.143% 4/25/52 #, •	4,826,712	3,646,103
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	4,076,789	3,403,324
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,824,481	1,517,385
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,863,808	1,555,917

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	544,291	520,139
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,992,182	1,663,084
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	4,111,839	3,422,304
Sequoia Mortgage Trust
Series 2013-4 B2 3.442% 4/25/43 •	358,381	335,044
Series 2015-1 B2 144A 3.913% 1/25/45 #, •	683,191	637,422
Series 2015-2 B2 144A 3.767% 5/25/45 #, •	176,326	161,023
Series 2017-5 B1 144A 3.784% 8/25/47 #, •	216,237	193,598
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,461,870	1,220,376
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	1,082	1,077
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	596,991	520,717
Total Non-Agency Collateralized Mortgage Obligations (cost $82,601,325)		70,547,847

Non-Agency Commercial Mortgage-Backed Securities — 9.43%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,369,971
Series 2017-BNK5 B 3.896% 6/15/60 •	2,870,000	2,568,744
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,660,033
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,336,274
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,704,047
Series 2022-BNK39 A4 2.928% 2/15/55	7,305,000	6,402,891
Series 2022-BNK39 B 3.239% 2/15/55 •	3,195,000	2,501,715
Series 2022-BNK39 C 3.27% 2/15/55 •	2,092,000	1,505,039
Series 2022-BNK40 B 3.394% 3/15/64 •	4,550,000	3,607,411
22    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2022-BNK41 A4 3.79% 4/15/65 •	6,500,000	$ 6,116,516

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	26,959
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	10,673,000	10,192,561
Series 2020-B17 A5 2.289% 3/15/53	6,844,000	5,834,537
Series 2020-B19 A5 1.85% 9/15/53	835,000	687,182
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	2,955,706
Series 2020-B22 A5 1.973% 1/15/54	8,045,000	6,600,891
Series 2021-B29 A5 2.388% 9/15/54	5,500,000	4,622,635
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,643,430
Series 2022-B32 C 3.454% 1/15/55 •	5,500,000	4,071,746
Series 2022-B33 B 3.615% 3/15/55 •	2,250,000	1,844,389
Series 2022-B33 C 3.615% 3/15/55 •	2,250,000	1,696,587

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,201,812
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,629,185
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,235,207
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	2,893,549
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	5,086,623
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,712,750
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,097,262

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	10,020,000	9,487,173
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	3,600,000	3,067,090
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,353,337	4,309,804
Series 2014-CR19 A5 3.796% 8/10/47	3,793,800	3,688,314
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	10,182,266
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	121,846
Series 2015-CR23 A4 3.497% 5/10/48	115,000	110,779
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,166,802

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,025,591
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	3,050,000	2,456,292
NQ-189 [1/23] 03/23 (2778498)    23

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	$ 6,660,029
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,309,700
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	113,929
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	6,766,550
Series 2019-GC42 A4 3.001% 9/1/52	5,440,000	4,912,798
Series 2020-GC47 A5 2.377% 5/12/53	14,745,000	12,680,138

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	9,362,777	9,026,254
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	273,004
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,570,000	8,408,362
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,789,872
Series 2016-JP2 AS 3.056% 8/15/49	180,000	163,944
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,356,000	3,265,222
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	3,883,432
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,460,316
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,316,186
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,592,966
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	24,572,731

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	820,000	750,302
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,322,218
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,253,681
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,490,583
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,431,381
Total Non-Agency Commercial Mortgage-Backed Securities (cost $308,187,158)		269,865,207

Loan Agreements — 3.05%
Amentum Government Services Holdings Tranche 3 8.124% (SOFR03M + 4.00%) 2/15/29 •	5,734,916	5,691,904
Amynta Agency Borrower Tranche B Tranche B9.399% (SOFR01M + 5.00%) 2/28/25 •	1,345,000	1,334,912
24    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Applied Systems 9.08% (SOFR03M + 4.50%) 9/18/26 •	2,245,693	$ 2,251,308
Applied Systems 2nd Lien 11.33% (SOFR03M + 6.75%) 9/17/27 •	5,848,974	5,866,036
Bausch & Lomb 7.842% (SOFR03M + 3.35%) 5/10/27 •	2,960,125	2,885,198
Berry Global Tranche Z 6.152% (LIBOR01M + 1.75%) 7/1/26 •	1,960,341	1,959,290
Calpine
6.57% (LIBOR01M + 2.00%) 4/5/26 •	926,400	925,499
7.07% (LIBOR01M + 2.50%) 12/16/27 •	653,056	653,090

Camelot US Acquisition l 7.517% (LIBOR01M + 3.00%) 10/30/26 •	1,548,126	1,547,573
Castlelake Aviation One Designated Activity 7.519% (LIBOR03M + 2.75%) 10/22/26 •	1,312,429	1,314,787
Charter Communications Operating Tranche B2 6.32% (LIBOR01M + 1.75%) 2/1/27 •	1,954,041	1,949,823
Connect US Finco 8.07% (LIBOR01M + 3.50%) 12/11/26 •	1,894,430	1,881,999
Core & Main Tranche B-1 7.146% (LIBOR01M + 2.50%) 7/27/28 •	2,625,260	2,624,028
Entegis Tranche B 7.576% (SOFR01M + 3.00%) 7/6/29 •	2,870,000	2,884,574
Epicor Software 2nd Lien 12.32% (LIBOR01M + 7.75%) 7/31/28 •	2,085,000	2,086,489
Epicor Software Tranche C 7.82% (LIBOR01M + 3.25%) 7/30/27 •	1,729,728	1,702,342
Frontier Communications Tranche B 8.50% (LIBOR03M + 3.75%) 5/1/28 •	3,276,489	3,221,198
Hamilton Projects Acquiror 9.23% (LIBOR03M + 4.50%) 6/17/27 •	1,565,157	1,566,788
Hexion Holdings 1st Lien 8.934% (SOFR03M + 4.65%) 3/15/29 •	2,613,484	2,368,469
HUB International 7.817% (LIBOR03M + 3.00%) 4/25/25 •	1,658,361	1,658,620
Informatica 7.375% (LIBOR01M + 2.75%) 10/27/28 •	1,726,950	1,726,411
LSF9 Atlantis Holdings Tranche B 11.83% (SOFR03M + 7.25%) 3/31/29 •	3,979,625	3,881,376
Mileage Plus Holdings 9.996% (LIBOR03M + 5.25%) 6/21/27 •	1,935,000	2,021,622
Organon & Co. 7.75% (LIBOR03M + 3.00%) 6/2/28 •	4,114,783	4,118,211
NQ-189 [1/23] 03/23 (2778498)    25

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

Peraton Tranche B 1st Lien 8.32% (LIBOR01M + 3.75%) 2/1/28 •		2,889,014	$ 2,877,663
PG&E Tranche B 7.531% (LIBOR01M + 3.00%) 6/23/25 •		2,634,098	2,635,334
Prestige Brands Tranche B-5 6.57% (LIBOR01M + 2.00%) 7/3/28 •		23,889	23,872
RealPage 1st Lien 7.57% (LIBOR01M + 3.00%) 4/24/28 •		1,593,795	1,557,836
Ryan Specialty Group Tranche B-1 7.542% (SOFR01M + 3.10%) 9/1/27 •		1,647,088	1,645,029
Sinclair Television Group Tranche B-4 8.292% (SOFR01M + 3.85%) 4/21/29 •		3,323,911	3,276,130
Standard Industries 6.425% (LIBOR03M + 2.25%) 9/22/28 •		5,487,927	5,493,541
UKG 1st Lien 8.032% (LIBOR03M + 3.25%) 5/4/26 •		2,840,536	2,800,592
Ultimate Software Group 1st Lien 8.575% (LIBOR03M + 3.75%) 5/4/26 •		1,958,968	1,936,929
Vertical Midco Tranche B 6.871% (LIBOR03M + 3.50%) 7/30/27 •		21	21
Viasat 9.176% (SOFR01M + 4.61%) 3/2/29 •		4,003,616	4,003,616
Vistra Operations 6.297% (LIBOR01M + 1.75%) 12/31/25 •		2,899,423	2,898,153
Total Loan Agreements (cost $86,911,986)			87,270,263

Sovereign Bonds — 1.49%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	400,000	391,676
			391,676
Angola — 0.04%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		433,000	411,238
8.25% 5/9/28		499,000	473,920
144A 8.75% 4/14/32 #		400,000	371,234
			1,256,392
Argentina — 0.03%
Argentine Republic Government International Bonds
0.50% 7/9/30 φ		1,973,950	708,709
1.00% 7/9/29		100,503	34,490
26    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Argentina (continued)
Argentine Republic Government International Bonds
1.50% 7/9/35 φ	703,250	$ 217,878
		961,077
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	753,000	655,533
		655,533
Bahrain — 0.03%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	800,000	831,549
		831,549
Bermuda — 0.03%
Bermuda Government International Bond 144A 5.00% 7/15/32 #	900,000	905,880
		905,880
Brazil — 0.03%
Brazilian Government International Bond 4.75% 1/14/50	1,072,000	791,081
		791,081
Chile — 0.04%
Chile Government International Bonds
3.50% 1/31/34	600,000	532,356
3.50% 1/25/50	700,000	529,409
		1,061,765
Colombia — 0.05%
Colombia Government International Bonds
4.125% 2/22/42	1,087,000	703,357
5.00% 6/15/45	728,000	512,888
5.20% 5/15/49	400,000	282,916
		1,499,161
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	253,500
		253,500
Dominican Republic — 0.08%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,602,000	1,369,770
NQ-189 [1/23] 03/23 (2778498)    27

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Dominican Republic (continued)
Dominican Republic International Bonds
144A 5.30% 1/21/41 #	500,000	$ 402,045
144A 5.50% 2/22/29 #	400,000	377,767
144A 7.05% 2/3/31 #	200,000	200,000
		2,349,582
Ecuador — 0.03%
Ecuador Government International Bonds
144A 2.50% 7/31/35 #, φ	939,584	461,924
144A 5.50% 7/31/30 #, φ	358,533	239,951
144A 6.61% 7/31/30 #, ^	101,490	43,638
		745,513
Egypt — 0.08%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	1,255,000	1,185,960
144A 8.70% 3/1/49 #	1,480,000	1,052,246
		2,238,206
El Salvador — 0.01%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	437,000	205,529
		205,529
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	435,000	367,227
		367,227
Ghana — 0.01%
Ghana Government International Bond 144A 7.875% 3/26/27 #	753,000	295,786
		295,786
Guatemala — 0.04%
Guatemala Government Bonds
144A 4.875% 2/13/28 #	594,000	579,180
144A 5.25% 8/10/29 #	450,000	439,983
		1,019,163
Honduras — 0.01%
Honduras Government International Bond 6.25% 1/19/27	200,000	177,240
		177,240
28    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Hong Kong — 0.04%
Airport Authority
144A 2.50% 1/12/32 #		745,000	$ 640,431
144A 3.25% 1/12/52 #		740,000	573,870
			1,214,301
Hungary — 0.01%
Hungary Government International Bond 144A 6.75% 9/25/52 #		200,000	211,917
			211,917
Indonesia — 0.05%
Indonesia Government International Bonds
4.65% 9/20/32		600,000	598,921
5.25% 1/17/42		400,000	407,085

Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		294,000	294,992
			1,300,998
Ivory Coast — 0.05%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	171,248
144A 6.125% 6/15/33 #		1,320,000	1,175,872
			1,347,120
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	373,187
			373,187
Kazakhstan — 0.01%
Kazakhstan Government International Bond 4.875% 10/14/44		366,000	333,975
			333,975
Kenya — 0.02%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		615,000	537,762
			537,762
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		2,062,000	132,999
			132,999
NQ-189 [1/23] 03/23 (2778498)    29

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Mexico — 0.07%
Mexico Government International Bonds
3.50% 2/12/34		956,000	$ 805,776
4.875% 5/19/33		500,000	481,013
6.35% 2/9/35		600,000	638,278
			1,925,067
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	300,000	301,554
144A 2.375% 12/15/27 #		400,000	354,215
			655,769
Nigeria — 0.04%
Nigeria Government International Bonds
7.143% 2/23/30		500,000	382,330
144A 7.875% 2/16/32 #		1,103,000	835,489
			1,217,819
Oman — 0.04%
Oman Government International Bonds
144A 6.75% 1/17/48 #		889,000	879,376
7.375% 10/28/32		363,000	405,938
			1,285,314
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		250,000	106,450
			106,450
Panama — 0.04%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	421,570
Panama Government International Bond 144A 3.75% 4/17/26 #		710,000	675,743
			1,097,313
Paraguay — 0.02%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		727,000	650,582
			650,582
Peru — 0.07%
Peruvian Government International Bonds
2.392% 1/23/26		1,040,000	969,248
30    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Peru (continued)
Peruvian Government International Bonds
2.844% 6/20/30		1,042,000	$ 900,745
			1,869,993
Qatar — 0.05%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,569,000	1,486,400
			1,486,400
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	300,000	303,184
			303,184
Romania — 0.01%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	100,905
144A 3.375% 1/28/50 #	EUR	359,000	240,131
			341,036
Saudi Arabia — 0.08%
Saudi Government International Bonds
144A 3.625% 3/4/28 #		1,170,000	1,134,590
144A 4.875% 7/18/33 #		600,000	611,625
144A 5.50% 10/25/32 #		500,000	536,625
			2,282,840
Senegal — 0.02%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	153,142
144A 6.75% 3/13/48 #		563,000	422,942
			576,084
Serbia — 0.03%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	550,000	461,016
144A 3.125% 5/15/27 #	EUR	400,000	390,241
			851,257
South Africa — 0.05%
Republic of South Africa Government International Bonds
4.85% 9/30/29		430,000	393,060
4.875% 4/14/26 *		331,000	325,166
5.65% 9/27/47		200,000	153,363
NQ-189 [1/23] 03/23 (2778498)    31

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
South Africa (continued)
Republic of South Africa Government International Bonds
5.75% 9/30/49	595,000	$ 455,491
		1,327,080
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #	1,155,000	403,005
144A 7.55% 3/28/30 #	310,000	108,095
		511,100
Trinidad and Tobago — 0.02%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	550,000	527,134
		527,134
Turkey — 0.08%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #	450,000	409,050
Turkey Government International Bonds
6.35% 8/10/24	300,000	295,212
7.625% 4/26/29	1,600,000	1,501,824
		2,206,086
Ukraine — 0.02%
Ukraine Government International Bond 144A 7.75% 9/1/28 #	2,192,000	491,368
		491,368
Uruguay — 0.03%
Uruguay Government International Bonds
4.375% 1/23/31	608,000	607,724
5.10% 6/18/50	329,000	333,348
		941,072
Uzbekistan — 0.02%
Republic of Uzbekistan International Bond 144A 5.375% 2/20/29 #	666,000	625,941
		625,941
Total Sovereign Bonds (cost $53,856,963)		42,737,008

32    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 13.76%
US Treasury Bonds
2.25% 8/15/46	19,395,000	$ 14,820,887
3.00% 8/15/52	18,335,000	16,227,907
4.00% 11/15/42	33,505,000	34,630,560
4.00% 11/15/52	17,760,000	18,994,876

US Treasury Floating Rate Note 4.477% (USBMMY3M + 0.14%) 10/31/24 •	75,405,000	75,435,509
US Treasury Notes
3.50% 1/31/28	72,355,000	72,038,447
3.875% 12/31/27	6,835,000	6,912,962
3.875% 11/30/29	7,990,000	8,134,819
4.00% 10/31/29	5,475,000	5,612,303
4.125% 10/31/27	62,450,000	63,749,010
4.125% 11/15/32	46,215,000	48,626,845
4.375% 11/15/25	8,835,000	8,967,525

US Treasury Strip Principal 2.26% 5/15/44 ^	43,355,000	19,488,892
Total US Treasury Obligations (cost $403,050,758)		393,640,542
	Number of shares
Common Stocks — 0.05%
Communications — 0.00%
Century Communications =, †	7,875,000	0
		0
Transportation — 0.05%
Grupo Aeromexico †	140,061	1,338,837
		1,338,837
Total Common Stocks (cost $2,527,700)		1,338,837

Short-Term Investments — 1.87%
Money Market Mutual Funds — 1.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	13,392,031	13,392,031
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	13,392,031	13,392,031
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.32%)	13,392,031	13,392,031
NQ-189 [1/23] 03/23 (2778498)    33

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	13,392,031	$ 13,392,031
Total Short-Term Investments (cost $53,568,124)		53,568,124
Total Value of Securities Before Securities Lending Collateral—99.96% (cost $3,110,474,692)		2,859,533,485

Securities Lending Collateral — 1.31%
Money Market Mutual Fund — 1.31%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	37,396,977	37,396,977
Total Securities Lending Collateral (cost $0)		37,396,977
Total Value of Securities—101.27% (cost $3,110,474,692)		2,896,930,462■

Obligation to Return Securities Lending Collateral — (1.31%)		(37,396,977)

Receivables and Other Assets Net of Liabilities — 0.03%		985,491
Net Assets Applicable to 366,041,702 Shares Outstanding—100.00%		$2,860,518,976
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
34    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of Rule 144A securities was $592,772,727, which represents 20.72% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
Δ	Securities have been classified by country of risk.
φ	Step coupon bond. Stated rate in effect at January 31, 2023 through maturity date.
‡	Non-income producing security. Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
■	Includes $32,736,124 of securities loaned.
The following foreign currency exchange contracts, futures contracts, and swap were outstanding at January 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
JPMCB	EUR	(2,186,000)	USD	2,391,441	4/28/23	$2,313		$—
TD	EUR	(13,634,253)	USD	14,870,880	4/21/23	—		(9,317)
Total Foreign Currency Exchange Contracts							$2,313		$(9,317)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1)	Euro-Bobl	$(127,523)	$(130,141)	3/8/23	$2,618	$—	$(200)
(297)	US Treasury 2 yr Notes	(61,077,586)	(61,183,899)	3/31/23	106,313	—	(55,688)
NQ-189 [1/23] 03/23 (2778498)    35

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
2,438	US Treasury 5 yr Notes	$266,332,453	$263,750,075	3/31/23	$2,582,378	$—	$514,272
715	US Treasury 10 yr Notes	81,878,672	81,260,215	3/22/23	618,457	—	83,161
(328)	US Treasury 10 yr Ultra Notes	(39,754,625)	(38,849,252)	3/22/23	—	(905,373)	(71,750)
(6)	US Treasury Long Bonds	(779,250)	(751,954)	3/22/23	—	(27,296)	(563)
209	US Treasury Long Bonds	27,143,875	26,192,472	3/22/23	951,403	—	19,594
89	US Treasury Ultra Bonds	12,615,750	11,926,674	3/22/23	689,076	—	(8,344)
Total Futures Contracts			$282,214,190		$4,950,245	$(932,669)	$480,482
36    NQ-189 [1/23] 03/23 (2778498)

(Unaudited)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 12/20/26-Quarterly	6,783,000	1.000%	$138,304	$145,160	$(6,856)
JPMCB-United Mexican States 10.375% 9/20/22 Baa2 6/22/26- Quarterly	5,579,000	1.000%	(25,799)	28,266	(54,065)
Total CDS Contracts			$112,505	$173,426	$(60,921)
The use of foreign currency exchange contracts, futures contracts, and swap involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
1	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
2	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
3	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(14,766).
NQ-189 [1/23] 03/23 (2778498)    37

Schedule of investments
Delaware Diversified Income Fund  (Unaudited)
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GMTN – Global Medium Term Note
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
38    NQ-189 [1/23] 03/23 (2778498)